Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 66,692	$ 10,506	¥ 8,977
Restricted cash	500	79	500
Accounts receivable, net	22,417	3,531	17,522
Prepaid expenses and other current assets, net	65,815	10,368	65,114
Due from related parties	1,422	224	6,990
Inventories	36,071	5,682	31,726
Total current assets	192,917	30,390	130,829
Non-current assets
Property and equipment, net	38,270	6,028	35,683
Operating lease, right-of-use assets, net	16,319	2,571	1,429
Intangible assets, net	2,592	408	2,307
Equity method investment
Other non-current assets	541	85	3,333
Total non-current assets	57,722	9,092	42,752
Total Assets	250,639	39,482	173,581
Current liabilities
Accounts payable	74,531	11,740	49,121
Short-term borrowings	35,780	5,636	30,800
Current portion of long-term borrowings	800	126	5,580
Due to related parties	4,499	709	1,365
Lease liability	3,360	529	1,144
Other payables and accrued liabilities	44,148	6,954	60,090
Income tax payables	18	3	18
Total current liabilities	163,136	25,697	148,118
Non-current liabilities
Long-term borrowings	8,020	1,263
Deferred tax liability	466	73
Lease liability	14,549	2,292	285
Total non-current liabilities	23,035	3,628	285
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB146,430 and RMB183,369 as of March 31, 2021 and 2022, respectively)	186,171	29,325	148,403
Commitments and contingencies
Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as at March 31, 2021 and March 31, 2022
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 4,517,793 shares as at March 31, 2021 and 8,267,793 shares as at March 31, 2022	5	1	4
Additional paid-in capital	152,236	23,981	73,217
Accumulated deficit	(88,277)	(13,904)	(49,444)
Accumulated other comprehensive income	1,024	161	1,401
Total UTime Limited shareholders’ equity	64,988	10,239	25,178
Non-controlling interests	(520)	(82)
Total shareholders’ equity	64,468	10,157	25,178
Total liabilities and shareholders’ equity	¥ 250,639	$ 39,482	¥ 173,581